UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22454

FEG ABSOLUTE ACCESS FUND LLC

(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600

CINCINNATI, OHIO 45202

(Address of principal executive offices) (Zip code)

KEVIN CONROY

201 EAST FIFTH STREET, SUITE 1600

CINCINNATI, OHIO 45202

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: SEPTEMBER 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

FINANCIAL STATEMENTS

FEG Absolute Access Fund LLC (the “Company”)
Six Months Ended September 30, 2019
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Company’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other Company communications electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-888-268-0333.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Company, you can call 1-888-268-0333 to inform the Company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

FEG Absolute Access Fund LLC

Financial Statements

Six months ended September 30, 2019
(unaudited)

Contents

Statement of Assets, Liabilities and Members’ Capital	1
Schedule of Investments	2
Statement of Operations	5
Statements of Changes in Members’ Capital	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to Financial Statements	9
Other Information	16

FEG Absolute Access Fund LLC

Statement of Assets, Liabilities and Members’ Capital

September 30, 2019
(unaudited)

Assets
Cash	$739,251
Short-term investments (cost $4,062,183)	4,062,183
Investments in Portfolio Funds, at fair value (cost $191,837,034)	209,941,797
Receivable for Portfolio Funds sold	2,087,580
Prepaid expenses and other assets	9,416
Total assets	$216,840,227

Liabilities and members’ capital
Capital withdrawals payable	$513,639
Line of credit loan payable	3,000,000
Management fee payable	300,884
Professional fees payable	83,837
Accounting and administration fees payable	104,701
Line of credit fees payable	19,271
Directors fees payable	12,000
Other liabilities	73,401
Total liabilities	4,107,733
Members’ capital	212,732,494
Total liabilities and members’ capital	$216,840,227

Components of members’ capital
Paid-in capital	$142,759,702
Accumulated earnings	69,972,792
Members’ capital	$212,732,494

Units issued and outstanding (unlimited units authorized)	162,932
Net Asset Value per unit	$1,305.65

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments

September 30, 2019
(unaudited)

Investment Name	Original Acquisition Date	Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (1)		Redemption Notice Period (1)
Investments in Portfolio Funds: (2)
United States:
Multi-Strategy: (3)
AG Super Fund, L.P.(4)	4/2008	$268,392	$464,407	0.2%	Annually	(5)	60 days
Atalan Partners, L.P.	11/2018	12,300,000	13,391,161	6.3	Quarterly		60 days
CVI Global Value Fund A, L.P., Class H(4)	5/2008	71,336	243,638	0.1	Quarterly	(7)	120 days
Eton Park Fund, L.P., Class B(4)	6/2009	25,569	58,735	0.0	Quarterly		65 days
Farallon Capital Partners, L.P.(4)	4/2008	57,895	55,719	0.0	Annually	(5)	60 days
Fir Tree Capital Opportunity Fund, L.P.	4/2011	9,846,151	12,001,269	5.7	Annually	(5)	90 days
Governors Lane Onshore Fund, L.P.	6/2015	14,000,000	15,229,303	7.2	Annually	(5)	65 days
GSO Special Situations Fund, L.P.(4)	4/2008	8,768	59,165	0.0	Semi-Annually	(5)	90 days
HBK Multi-Strategy Fund, L.P., Class A	11/2009	10,563,047	14,671,815	6.9	Quarterly		90 days
Highfields Capital II, L.P.(4)	7/2008	21,606	14,443	0.0	Annually	(7)	60 days
Indaba Capital Partners, L.P.	6/2019	13,758,231	13,397,579	6.3	Quarterly		90 days
Junto Capital Partners, L.P.	11/2018	10,000,000	10,637,629	5.0	Quarterly	(8)	45 days
Lion Point Associates, L.P.	2/2018	6,666,667	6,860,456	3.2	Semi-Annually		60 days
Nut Tree Onshore Fund, L.P.	6/2019	4,000,000	4,018,472	1.9	Quarterly		75 days
Sculptor Asia Domestic Partners, L.P.(4)(11)	4/2013	507,685	856,236	0.4	Quarterly	(5)	30 days
Securis Event Fund (US), L.P.	12/2017	2,405,459	1,838,134	0.9	Annually	(5)	60 days
Stark Investments, L.P., Class A (4)	1/2010	143,833	147,877	0.1	Quarterly		90 days
Total United States:		84,644,639	93,946,038	44.2
Cayman Islands:
Multi-Strategy: (3)
Autonomy Global Macro Fund, Limited	12/2017	15,000,000	15,116,919	7.1	Monthly	(5)	60 days
Elliott International, Ltd.	1/2015	22,105,624	29,686,357	13.9	Semi-Annually	(7)	60 days
Eton Park Overseas Fund, Ltd.(4)	1/2015	180,870	44,061	0.0	Quarterly		65 days
Graticule Asia Macro Fund, Ltd.	2/2018	15,000,000	13,305,660	6.3	Monthly		60 days
Highfields Capital, Ltd.(4)	12/2014	1,511,761	1,716,997	0.8	Annually	(9)	60 days
Malachite Capital Offshore Fund, Ltd.	1/2019	12,000,000	12,698,369	6.0	Quarterly		30 days
Myriad Opportunities US Fund, Limited	11/2017	12,500,000	11,380,497	5.3	Quarterly	(5)	60 days
Nut Tree Offshore Fund, Ltd.	1/2019	8,610,848	9,047,960	4.3	Quarterly	(5)	75 days
Parallax Offshore Investors Fund, Ltd.	4/2019	11,000,000	10,845,631	5.1	Quarterly		45 days
Systematica Alternative Markets Fund, Limited	5/2016	9,283,292	12,153,308	5.7	Monthly		30 days
Total Cayman Islands:		107,192,395	115,995,759	54.5

Total investments in Portfolio Funds		$191,837,034	$209,941,797	98.7%

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital
Short-term investments:
United States:
Money market fund:
Fidelity Investments Money Market Treasury Funds Portfolio - Class I, 1.97% (10)	$4,062,183	$4,062,183	1.9%
Total Short-term investments:	4,062,183	4,062,183	1.9
Total investments in Portfolio Funds and short-term investments	$195,899,217	214,003,980	100.6

Liabilities less other assets		(1,271,486)	(0.6)

Members’ capital		$212,732,494	100.0%

(1)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.

(2)	Non-income producing.

(3)

Absolute return managers, while often investing in the same asset classes as traditional investment managers, do so in a market neutral framework that attempts to arbitrage pricing discrepancies or other anomalies that are unrelated to general market moves. Absolute return strategies are designed to reduce exposure to the market risks that define the broad asset classes and therefore should be viewed as a separate absolute return or diversifying strategy category for asset allocation purposes. An allocation to absolute return strategies can add a potentially valuable element of diversification to a portfolio of traditional investments and can be used by investors as a way to manage the total market risk of their portfolios. Examples of individual strategies that generally fall into this absolute return category include merger arbitrage, fixed income arbitrage, equity market neutral, convertible arbitrage, relative value arbitrage, and other event-driven strategies.

(4)

All or a portion of these investments are held in side-pockets. Such investments generally cannot be withdrawn until removed from the side-pocket, the timing of which cannot be determined. See Note 2 for a discussion of the Fund’s investments in side pockets.

(5)	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.

(6)

Withdrawals from this Portfolio Fund are permitted on a quarterly basis, with 25%, 33 1/3%, 50%, and 100% of the total investment becoming eligible for redemption each successive quarter after the first year.

(7)	Withdrawals from this Portfolio Fund are permitted after a two-year lockup period from the date of the initial investment.

(8)

Withdrawals from this Portfolio Fund are permitted after a three-month lockup period from the date of the initial investment with 12 1/2%, 14 1/7%, 16 2/3%, 20%, 25%, 33 1/3%, 50%, and 100% of the total investment becoming eligible for redemption each successive three-month period.

(9)	Withdrawals from this Portfolio Fund are permitted after a three-year lockup period from the date of the initial investment.

(10)	The rate shown is the annualized 7-day yield as of September 30, 2019.

(11)	Formerly known as OZ Asia Domestic Partners, L.P.

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Type of Investment as a Percentage of Total Members’ Capital (Unaudited):

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Operations

Six Months Ended September 30, 2019
(unaudited)

Investment income
Dividend income	$133,279

Expenses
Management fees	969,165
Accounting and administration fees	113,075
Professional fees	72,843
Line of credit fees	34,460
Line of credit interest expense	33,160
Compliance fees	29,144
Custodian fees	17,245
Directors fees	12,000
Insurance expense	8,175
Other expenses	23,629
Total expenses	1,312,896
Net investment loss	(1,179,617)

Realized and unrealized gain (loss) on investments
Net realized gain on investments	3,506,730
Net change in unrealized appreciation/depreciation on investments	(4,294,312)
Net realized and unrealized loss on investments	(787,582)
Net decrease in members’ capital resulting from operations	$(1,967,199)

See accompanying notes.

FEG Absolute Access Fund LLC

Statements of Changes in Members’ Capital

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Operations
Net investment loss	$(1,179,617)	$(2,883,415)
Net realized gain on investments	3,506,730	19,752,645
Net change in unrealized appreciation/(depreciation) on investments	(4,294,312)	(14,654,316)
Net change in members’ capital resulting from operations	(1,967,199)	2,214,914

Capital transactions
Capital contributions	2,190,000	18,569,000
Capital withdrawals	(29,354,240)	(121,138,650)
Net change in members’ capital resulting from capital transactions	(27,164,240)	(102,569,650)

Net change in members’ capital	(29,131,439)	(100,354,736)

Members’ capital at beginning of period	241,863,933	342,218,669
Members’ capital at end of period	$212,732,494	$241,863,933

Units transactions
Units sold	1,656	14,153
Units redeemed	(22,025)	(92,285)
Net change in units	(20,369)	(78,132)

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Cash Flows

Six Months Ended September 30, 2019
(unaudited)

Operating activities
Net decrease in members’ capital resulting from operations	$(1,967,199)
Adjustments to reconcile net decrease in members’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments in Portfolio Funds	(17,758,231)
Proceeds from sales of investments in Portfolio Funds	49,942,979
Net realized gain on investments	(3,506,730)
Net change in unrealized appreciation/depreciation on investments	4,294,312
Sales of short-term investments, net	5,417,459
Changes in operating assets and liabilities:
Prepaid expenses and other assets	8,347
Management fee payable	(40,810)
Professional fees payable	(41,109)
Accounting and administration fees payable	54,159
Directors fees payable	6,000
Other liabilities	36,934
Net cash provided by operating activities	36,446,111

Financing activities
Proceeds from line of credit	3,000,000
Payments for line of credit	(12,100,000)
Line of credit fees payable	(12,064)
Proceeds from capital contributions	2,190,000
Payments for capital withdrawals, net of withdrawals payable	(30,551,266)
Net cash used in financing activities	(37,473,330)

Net change in cash	(1,027,219)
Cash at beginning of period	1,776,470
Cash at end of period	$749,251

Supplemental disclosure of interest paid	$33,160

See accompanying notes.

FEG Absolute Access Fund LLC

Financial Highlights

	Six Months Ended September 30, 2019		Year Ended March 31,
	(unaudited)		2019		2018		2017	2016	2015
Per unit operating performances: (1)
Net asset value per unit, beginning of period	$1,319.49		$1,309.01		$1,295.26		$1,234.22	$1,287.07	$1,225.97
Income (loss) from investment operations:
Net investment loss	(26.70)		(57.57)		(23.22)		(17.32)	(12.98)	(4.81)
Net realized and unrealized gain (loss) on investments	12.86		68.05		36.97		78.36	(39.87)	65.91
Total change in per unit value from investment operations	(13.84)		10.48		13.75		61.04	(52.85)	61.10

Net asset value per unit, end of period	$1,305.65		$1,319.49		$1,309.01		$1,295.26	$1,234.22	$1,287.07

Ratios to average members’ capital: (2)
Total expenses	1.16	%(5)	1.16	%(3)	1.11	%(3)	1.07%	1.06%	1.06%
Net investment loss	(1.04	)%(5)	(1.03	)%(4)	(1.03	)%(4)	(1.05)%	(1.04)%	(1.06)%

Total return	(1.06	)%(6)	0.80%		1.06%		4.95%	(4.11)%	4.98%
Portfolio turnover	14.57	%(6)	19.46%		25.84%		6.43%	12.33%	28.75%
Members’ capital end of period (000’s)	$212,732		$241,864		$342,219		$380,556	$385,476	$398,207

(1)	Selected data is for a single unit outstanding throughout the year.

(2)	The ratios do not include investment income, expenses, or incentive allocations of the Portfolio Funds in which the Company invests.

(3)

Includes state withholding tax from business activity of the Portfolio Funds. If the expense was removed, total expenses would be 1.16% and 1.09% for the years ended March 31, 2019 and 2018, respectively.

(4)

Includes state withholding tax from business activity of the Portfolio Funds. If the expense was removed, net investment loss would be (1.02%) and (1.01)% for the years ended March 31, 2019 and 2018, respectively.

(5)	Annualized

(6)	Not annualized

See accompanying notes.

FEG Absolute Access Fund LLC

Notes to Financial Statements

Six Months Ended September 30, 2019
(unaudited)

1. Organization

FEG Absolute Access Fund LLC (the “Company”) was formed on January 18, 2008, and is a Delaware limited liability company that commenced operations on April 1, 2008. The Company registered with the U.S. Securities and Exchange Commission (the “SEC”) on August 16, 2010, under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s Board of Directors (the “Board”) has overall responsibility for the management and supervision of the Company’s operations. To the extent permitted by applicable law, the Board may delegate any of its respective rights, powers, and authority to, among others, the officers of the Company, any committee of the Board, or the Investment Manager (as defined below). Under the supervision of the Board and pursuant to an investment management agreement, FEG Investors, LLC serves as the investment manager (the “Investment Manager”) to the Company. The Investment Manager is a registered investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Company’s investment objective is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Company will achieve this objective. The Company was formed to capitalize on the experience of the Investment Manager’s principals by creating a fund-of-funds product, which offers professional portfolio fund manager due diligence, selection and monitoring, consolidated reporting, risk monitoring, and access to portfolio fund managers for a smaller minimum investment than would be required for direct investment. The Investment Manager manages the Company by allocating its capital among a number of independent general partners or investment managers (the “Portfolio Fund Managers”) acting through pooled investment vehicles and/or managed accounts (collectively, the “Portfolio Funds”).

Units of limited liability company interest (“Units”) of the Company are offered only to investors (“Members”) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended (the “1933 Act”).

UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, serves as the Company’s administrator (the “Administrator”). The Company has entered into an agreement with the Administrator to perform general administrative tasks for the Company, including but not limited to maintenance of the books and records of the Company and the capital accounts of the Members of the Company.

2. Significant Accounting Policies

In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, accounting principles generally accepted in the United States of America (“U.S. GAAP”), International Financial Reporting Standards or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Company is complying with them effective with these financial statements.

The Company is an investment company, and as such, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

Use of Estimates

The financial statements have been prepared in accordance with U.S. GAAP. The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in partners’ capital from operations during the reporting period. Actual results could differ from such estimates.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Cash

Cash is held at a major financial institution and is subject to credit risk to the extent those balances exceed Federal Deposit Insurance Corporation (FDIC) limitations.

Calculation of Members’ Capital and Net Asset Value per Unit

The Company calculates its Members’ capital as of the close of business on the last business day of each calendar month and the last day of each fiscal period. In determining its Members’ capital, the Company values its investments as of such month-end or as of the end of such fiscal period, as applicable. The Members’ capital of the Company equals the value of the total assets of the Company less liabilities, including accrued fees and expenses, each determined as of the date the Company’s Members’ capital is calculated. The net asset value per Unit equals Members’ capital divided by Units outstanding.

Investments in Portfolio Funds

The Company values its investments in Portfolio Funds at fair value, which generally represents the Company’s pro rata interest in the members’ capital of the Portfolio Funds, net of management fees and incentive allocations payable to Portfolio Fund Managers as reported by the Portfolio Funds. The underlying investments held by the Portfolio Funds are valued at fair value in accordance with the policies established by the Portfolio Funds, as described in their respective financial statements and agreements. Due to the inherent uncertainty of less liquid investments, the value of certain investments held by the Portfolio Funds may differ from the values that would have been used if a ready market existed. The Portfolio Funds may hold investments for which market quotations are not readily available and are thus valued at their fair value, as determined in good faith by their respective Portfolio Fund Managers. Net realized and unrealized gains and losses from investments in Portfolio Funds are reflected in the Statement of Operations. Realized gains and losses from Portfolio Funds are recorded on the average cost basis.

For the six months ended September 30, 2019, the aggregate cost of purchases and proceeds from sales of investments in Portfolio Funds was $31,758,231 and $40,852,163, respectively.

Certain of the Portfolio Funds may hold a portion of their assets as side-pocket investments (the “Side-Pockets”), which have restricted liquidity, potentially extending over a much longer period of time than the typical liquidity an investment in a Portfolio Fund may provide. Should the Company seek to liquidate its investments in the Side-Pockets, the Company might not be able to fully liquidate its investment without delay, and such delay could be considerable. In such cases, until the Company is permitted to fully liquidate its interest in the Side-Pockets, the value of its investment could fluctuate based on adjustments to the fair value of the Side-Pockets. As of September 30, 2019, 10 of the 27 Portfolio Funds in which the Company invested had all or a portion of their assets held as Side-Pockets. The fair value of these Side-Pockets as of September 30, 2019 was $3,528,823 and represented 1.66% of total Members’ capital.

Fair Value of Financial Instruments

Within U.S. GAAP, Fair Value Measurement, fair value is defined as the price that the Company would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Company’s investments.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

The inputs are summarized in the three broad levels listed below:

Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The following table represents the investments carried at fair value on the Statement of Assets, Liabilities and Members’ Capital by level within the valuation hierarchy as of September 30, 2019:

Investments	Level 1	Level 2	Level 3	Total
Short-term investments	$4,062,183	$—	$—	$4,062,183
Total	$4,062,183	$—	$—	$4,062,183

In accordance with ASC 820 (defined below), investments in Portfolio Funds with a fair value of $209,941,797 are excluded from the fair value hierarchy as of September 30, 2019.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Funds have adopted ASU 2018-13 with these financial statements.

The Schedule of Investments categorizes the aggregate fair value of the Company’s investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

Investment Transactions and Investment Income

Investment transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Capital gain distributions received are recorded as capital gains as soon as information is available. Realized gains and losses are determined on Pro Rata Depletion cost basis (average cost). Return of capital or security distributions received are accounted for as a reduction to cost.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Taxation

The Company is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Company’s profit and loss. The only taxes payable by the Company are withholding taxes applicable to certain investment income.

Management has analyzed the Company’s tax positions for all open tax years, which include the years ended December 31, 2015 through December 31, 2018, and has concluded that as of September 30, 2019, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Company recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations.

3. Investments in Portfolio Funds

The Investment Manager utilizes due diligence processes with respect to the Portfolio Funds and their Portfolio Fund Managers, which are intended to assist management in determining that financial information provided by the underlying Portfolio Fund Managers is reasonably reliable.

The Company has the ability to liquidate its investments in Portfolio Funds periodically in accordance with the provisions of the respective Portfolio Fund’s operating agreement; however, these withdrawal requests may be subject to certain lockup periods such as gates, suspensions, and the Side-Pockets, or other delays, fees, or restrictions in accordance with the provisions of the respective Portfolio Fund’s operating agreement.

The Portfolio Funds in which the Company has investments may utilize a variety of financial instruments in their trading strategies, including equity and debt securities of both U.S. and foreign issuers, options and futures, forwards, and swap contracts. These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk. Market risk is the risk of potentially adverse changes to the value of the financial instruments and their derivatives because of the changes in market conditions, such as interest and currency rate movements and volatility in commodity or security prices. Credit risk is the risk of the potential inability of counterparties to perform based on the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective statement of financial condition. In addition, several of the Portfolio Funds sell securities sold, not yet purchased, whereby a liability is created for the repurchase of the security at prevailing prices. Such Portfolio Funds’ ultimate obligations to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on the Portfolio Funds’ respective statement of financial condition. However, due to the nature of the Company’s interest in these investment entities, the Company’s risk with respect to such transactions is generally limited to its investment in each Portfolio Fund.

The Company is also subject to liquidity risks, including the risk that the Company may encounter difficulty in generating cash to meet obligations associated with tender requests. Liquidity risk may result from an inability of the Company to sell an interest in a Portfolio Fund on a timely basis at an amount that approximates its fair value. The Portfolio Funds require advance notice for withdrawal requests, generally only permit withdrawals at specified times, and have the right in certain circumstances to limit or delay withdrawals.

The Portfolio Funds provide for compensation to the respective Portfolio Fund Managers in the form of management fees generally ranging from 1.0% to 3.0% annually of members’ capital, and incentive allocations that typically range between 10.0% and 30.0% of profits, subject to loss carryforward provisions, as defined in the respective Portfolio Funds’ operating agreement.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

4. Management Fee and Related Party Transactions

The Investment Manager receives from the Company a monthly management fee (the “Management Fee”) equal to 1/12 of 0.85% of the Company’s month-end Members’ capital balance, prior to reduction for the Management Fee then being calculated (a 0.85% annual rate). The Management Fee is paid monthly in arrears and is prorated with respect to investments in the Company made other than at the beginning of a month. The Management Fee totaled $969,165 for the six months ended September 30, 2019, of which $300,884 was payable as of September 30, 2019.

Each member of the Board who is not an “interested person” of the Company (the “Independent Directors”), as defined by the 1940 Act, receives a quarterly retainer of $3,000. In addition, all Independent Directors are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. The Company’s Independent Director fees totaled $12,000 for the six months ended September 30, 2019, of which $12,000 was payable as of September 30, 2019.

As of September 30, 2019, FEG Absolute Access Fund I LLC, an affiliated investment company of the Company registered under the 1940 Act and the 1933 Act, owned 96.40% of the Company’s outstanding Units, with a value of $205,078,340.

As of September 30, 2019, Members who are affiliated with the Investment Manager owned $722,895 (0.34% of members’ capital) of the Company.

5. Members’ Capital

In accordance with the Company’s Amended and Restated Limited Liability Company Operating Agreement (as most recently amended and restated on April 1, 2013, and as it may be further amended, the “Operating Agreement”), net profits or net losses are allocated monthly to the Members in proportion to their respective capital accounts. In addition, each Member’s liability is generally limited to its investment in the Company.

Members may be admitted when permitted by the Board. Generally, Members will only be admitted as of the beginning of a calendar month, but may be admitted at any other time at the discretion of the Board. The minimum initial investment is $50,000, and additional contributions from existing Members may be made in a minimum amount of $25,000, although the Board may waive such minimums in certain cases.

No Member will have the right to require the Company to redeem its Units. Rather, the Board may, from time to time and in its complete and absolute discretion, cause the Company to offer to repurchase Units from Members pursuant to written requests by Members on such terms and conditions as it may determine. In determining whether the Company should offer to repurchase Units from Members pursuant to written requests, the Board will consider, among other things, the recommendation of the Investment Manager. The Investment Manager expects that it will recommend such repurchase offers twice a year, effective as of June 30th and December 31st. The repurchase amount will be determined by the Board in its complete and absolute discretion, but is expected to be no more than approximately 25% of the Company’s outstanding Units. The Board also will consider the following factors, among others, in making such determination: (i) whether any Members have requested that the Company repurchase Units; (ii) the liquidity of the Company’s assets; (iii) the investment plans and working capital requirements of the Company; (iv) the relative economies of scale with respect to the size of the Company; (v) the history of the Company in repurchasing Units; (vi) the conditions in the securities markets and economic conditions generally; and (vii) the anticipated tax consequences of any proposed repurchases of Units.

Capital contributions received in advance are comprised of cash received on or prior to September 30, 2019 for which Units are issued October 1, 2019. Capital contributions received in advance do not participate in the earnings of the Company until such Units are issued. Capital withdrawals payable are comprised of requests for withdrawals that were effective on September 30, 2019 but were paid subsequent to fiscal-period end.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

5. Members’ Capital (continued)

The Company’s Operating Agreement provides that the Company will be dissolved if any Member that has submitted a written request, in accordance with the terms of the Operating Agreement, to tender all of such Member’s Units for repurchase by the Company has not been given the opportunity to so tender within a period of two (2) years after the request (whether in a single repurchase offer or multiple consecutive offers within the two-year period).

When the Board determines that the Company will offer to repurchase Units (or portions of Units), written notice will be provided to Members that describes the commencement date of the repurchase offer, and specifies the date on which repurchase requests must be received by the Company (the “Repurchase Request Deadline”).

For Members tendering all of their Units in the Company, Units will be valued for purposes of determining their repurchase price as of a date approximately 95 days after the Repurchase Request Deadline (the “Full Repurchase Valuation Date”). The amount that a Member who is tendering all of its Units in the Company may expect to receive on the repurchase of such Member’s Units will be the value of the Member’s capital account determined on the Full Repurchase Valuation Date, and the Company will generally not make any adjustments for final valuations based on adjustments received from the Portfolio Funds, and the withdrawing Member (if such valuations are adjusted upwards) or the remaining Members (if such valuations are adjusted downwards) will bear the risk of change of any such valuations.

Members who tender a portion of their Units in the Company (defined as a specific dollar value in their repurchase request), and which portion is accepted for repurchase by the Company, will receive such specified dollar amount. Within five days of the Repurchase Request Deadline, each Member whose Units have been accepted for repurchase will be given a non-interest bearing, non-transferable promissory note by the Company entitling the Member to be paid an amount equal to 100% of the unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account). The note will entitle the Member to be paid within 30 days after the Full Repurchase Valuation Date, or ten business days after the Company has received at least 90% of the aggregate amount withdrawn by the Company from the Portfolio Funds, whichever is later (either such date, a “Payment Date”). Notwithstanding the foregoing, if a Member has requested the repurchase of 90% or more of the Units held by such Member, such Member shall receive (i) a non-interest bearing, non-transferable promissory note, in an amount equal to 90% of the estimated unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account) (the “Initial Payment”), which will be paid on or prior to the Payment Date; and (ii) a promissory note entitling the holder thereof to the balance of the proceeds, to be paid within 30 days following the completion of the Company’s next annual audit, which is expected to be completed within 60 days after the end of the Company’s fiscal year-end. The note will be held by the Administrator on the Member’s behalf. Upon written request by a Member to the Administrator, the Administrator will mail the note to the Member at the address of the Member as maintained in the books and records of the Fund.

The Company does not intend to impose any charges on the repurchase of Units.

If Members request that the Company repurchase a greater number of Units than the repurchase offer amount as of the Repurchase Request Deadline, as determined by the Board in its complete and absolute discretion, the Company shall repurchase the Units pursuant to repurchase requests on a pro rata basis, disregarding fractions, according to the portion of the Units requested by each Member to be repurchased as of the Repurchase Request Deadline.

A Member who tenders some but not all of the Member’s Units for repurchase will be required to maintain a minimum capital account balance of $50,000. The Company reserves the right to reduce the amount to be repurchased from a Member so that the required capital account balance is maintained.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

6. Indemnifications

The Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is not known. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Credit Facility

Effective September 30, 2013 (the “Closing Date”), the Company entered into a $20,000,000 line of credit facility (the “LOC”) used for cash management purposes, such as providing liquidity for investments and repurchases. As of October 1, 2018 the LOC agreement was amended to reduce the maximum amount borrowed to $15,000,000. A fee of 50 basis points (0.50%) per annum is payable monthly in arrears on the unused portion of the LOC, while the interest rate charged on borrowings on the LOC is the 1-month London Interbank Offer Rate plus a spread of 200 basis points (2.00%). The average interest rate and average daily loan balance for the 80 days the Company had outstanding borrowings under the LOC were 4.23% and $6,412,500, respectively, for the six months ended September 30, 2019. The maximum amount borrowed during the year ended September 30, 2019 was $12,100,000. As of September 30, 2019, the unused amount of the LOC was $12,000,000.

Assets permitted as investment collateral include U.S. marketable obligations, bankers’ acceptance and certificates of deposit, money market accounts, demand deposits, and time deposits. Effective October 1, 2019, the LOC agreement was amended to change the scheduled commitment termination date (the “Termination Date”) to September 30, 2020. The LOC agreement can be terminated on the earliest to occur of (i) the date declared by the lender in respect of the occurrence of an event of default, (ii) a date selected by the Company upon at least 30 days’ prior written notice to the lender, or (iii) the Termination Date.

8. Subsequent Events

The Investment Manager evaluated subsequent events through the date the financial statements were issued, and concluded that, there were no recognized or unrecognized subsequent events that required disclosure in or adjustment to the Company’s financial statements.

FEG Absolute Access Fund LLC

Other Information

(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or Form N-Q’s successor form, Form N-PORT). The Company’s Forms N-Q and Forms N-PORT are or will be available on the SEC’s website at http://www.sec.gov.

Approval of Investment Management Agreement for FEG Absolute Access Fund LLC

At a meeting (the “Meeting”) of the Board of the Company held on August 29, 2019, by a unanimous vote, the Board, including a majority of the Directors who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Directors”), approved the continuation of the investment management agreement between the Investment Manager and the Company (the “Investment Management Agreement”).

In advance of the Meeting, the Independent Directors requested and received extensive materials from the Investment Manager to assist them in considering the approval of the Investment Management Agreement. The materials provided by the Investment Manager contained information including detailed comparative information relating to the performance, advisory fees and other expenses of the Company. During the Meeting, the Board determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

Discussion of Factors Considered

The Board considered, among other things: (1) the nature and quality of the advisory services rendered, including, the complexity of the services provided; (2) the experience and qualifications of the personnel providing such services; (3) the fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs that may be incurred by the Investment Manager and its affiliates in performing advisory services for the Company, the basis of determining and allocating these costs, and the estimated profitability to the Investment Manager and its affiliates in performing such services; (5) possible economies of scale arising from any anticipated growth of the Company; (6) other compensation or possible benefits to the Investment Manager and its affiliates from their advisory and other relationships with the Company; (7) possible alternative fee structures or bases for determining fees; (8) the fees charged by the Investment Manager and other investment managers to similar clients and in comparison to industry fees for similar services; and (9) possible conflicts of interest that the Investment Manager may have with respect to the Company. The Board did not consider any single factor as controlling in determining whether or not to approve the Investment Management Agreement. Nor are the items described herein all-encompassing of the matters considered by the Board.

The Board concluded that the nature, extent and quality of the services to be provided by the Investment Manager to the Company were appropriate and consistent with the terms of the Company’s Limited Liability Company Operating Agreement, that the quality of those services is anticipated to be consistent with industry norms and that the Company is likely to benefit from the Investment Manager’s management of the Company’s investment program.

FEG Absolute Access Fund LLC

Other Information (continued)

Approval of Investment Management Agreement for FEG Absolute Access Fund LLC (Continued)

The Board noted the Company’s performance against the HFRI Fund of Funds Composite Index for the 1-, 3-, 5- and 7-year time periods. While the Company had slightly trailed the HFRI Fund of Funds Composite Index for the 3- and 5-year periods, the Board noted that the Company’s performance surpassed the HRFI Fund of Funds Composite Index for the 1- and 7-year time periods and believed that the Investment Manager’s performance was appropriate given the impact of fees and expenses, as well as the current market environment and outlook for hedged equity, event-driven, macro and relative value strategies.

The Board also concluded that the Investment Manager had sufficient personnel, with the appropriate education and experience, to serve the Company effectively and had demonstrated their continuing ability to attract and retain qualified personnel.

The Board considered the anticipated costs of the services provided by the Investment Manager, and the compensation and benefits received by the Investment Manager in providing services to the Company. The Board reviewed the financial statements of the Investment Manager. In addition, the Board considered any direct or indirect revenues which may be received by the Investment Manager and its affiliates. The Board concluded that the Investment Manager’s anticipated fees and profits to be derived from its relationship with the Company in light of the Company’s expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other investment managers for managing comparable funds. The Board reviewed a report on comparable funds and concluded that the overall expense ratio of the Company was reasonable, taking into account the projected size of the Company and the quality of services provided by the Investment Manager.

The Board also considered whether economies of scale could be expected to be realized by FEG from the Company. Given the size of the Company, the Board determined that economies of scale were not a particularly relevant consideration in their deliberations.

The Board considered all factors and no one factor alone was deemed dispositive. After further discussion the Board determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

Conclusion

After consideration, the Board concluded that the compensation and other terms of the Investment Management Agreement were in the best interests of the Company’s Members.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FEG ABSOLUTE ACCESS FUND LLC

By (Signature and Title)*	/s/ Kevin J. Conroy
Kevin J. Conroy, President
(principal executive officer)

Date	DECEMBER 06, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin J. Conroy
Kevin J. Conroy, President
(principal executive officer)

Date	DECEMBER 06, 2019

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	DECEMBER 06, 2019

*	Print the name and title of each signing officer under his or her signature.